Decommissioning Provision	6 Months Ended
Dec. 31, 2021
Decommissioning Provision
Decommissioning Provision

10.        Decommissioning Provision

The following table presents the continuity of the decommissioning provision associated with the Company’s pilot plant:

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	2,840
Balance at December 31, 2021	126,780

The present value of the decommissioning provision of $126,780 (US$100,000) was calculated using an average risk-free rate of 0.25%. Decommissioning activities are expected to occur between 2023 and 2025.